Provision for landfill closure, Balances by landfill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision for landfill closure [Abstract]
Long-term monitoring period until closure of a landfill	20 years
Balances by landfill [Abstract]
Current	R$ 20,651	R$ 15,499	R$ 0
Discounted Cash Flow [member] | Weighted Average [member]
Balances by landfill [Abstract]
Expected landfill closure costs - discount rate to present value	15.26%	14.30%
Provision for Landfill Closure [Member]
Balances by landfill [Abstract]
Total	R$ 113,532	R$ 101,620	R$ 83,071	R$ 65,584
Current	20,651	15,499
Non-current	92,881	86,121
Provision for Landfill Closure [Member] | Paulinia [Member]
Balances by landfill [Abstract]
Total	58,688	51,531
Provision for Landfill Closure [Member] | Paulnia II [Member]
Balances by landfill [Abstract]
Total	3,656	0
Provision for Landfill Closure [Member] | Curitiba [Member]
Balances by landfill [Abstract]
Total	19,053	18,307
Provision for Landfill Closure [Member] | Itapevi [Member]
Balances by landfill [Abstract]
Total	11,663	9,611
Provision for Landfill Closure [Member] | Aracaju [Member]
Balances by landfill [Abstract]
Total	356	1,774
Provision for Landfill Closure [Member] | CGR Guatapara [Member]
Balances by landfill [Abstract]
Total	6,106	8,651
Provision for Landfill Closure [Member] | CGR Guatapara Jardinopolis [Member]
Balances by landfill [Abstract]
Total	2,764	1,378
Provision for Landfill Closure [Member] | CGR Guatapara Piratininga [Member]
Balances by landfill [Abstract]
Total	368	440
Provision for Landfill Closure [Member] | Resicontrol Tremembe [Member]
Balances by landfill [Abstract]
Total	3,506	6,180
Provision for Landfill Closure [Member] | Maceio [Member]
Balances by landfill [Abstract]
Total	4,919	2,100
Provision for Landfill Closure [Member] | Feira de Santana [Member]
Balances by landfill [Abstract]
Total	2,446	1,020
Provision for Landfill Closure [Member] | Itaborai [Member]
Balances by landfill [Abstract]
Total	0	628
Provision for Landfill Closure [Member] | Sarandi [Member]
Balances by landfill [Abstract]
Total	3	0
Provision for Landfill Closure [Member] | CGR Catanduva [Member]
Balances by landfill [Abstract]
Total	R$ 4	R$ 0